UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    3D Asset Management, Inc.
Address: 111 Founders Plaza
         Suite 1707
         East Hartford, CT  06108

13F File Number:  028-14052

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      John O'Connor
Title:     President / CCO
Phone:     (860) 291-1998

Signature, Place, and Date of Signing:

 /s/  John O'Connor     East Hartford, CT     February 08, 2013

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    36

Form 13F Information Table Value Total:    $278,612 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE


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                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
BARCLAYS BK PLC                DJUBS CMDT ETN36 06738C778     3549    85819 SH       SOLE                    85819        0        0
ISHARES TR                     CORE S&P500 ETF  464287200    14863   103834 SH       SOLE                   103834        0        0
ISHARES TR                     MSCI EMERG MKT   464287234      314     7088 SH       SOLE                     7088        0        0
ISHARES TR                     RUSSELL MCP VL   464287473      312     6202 SH       SOLE                     6202        0        0
ISHARES TR                     COHEN&ST RLTY    464287564     1693    21554 SH       SOLE                    21554        0        0
ISHARES TR                     RUSSELL1000VAL   464287598     2165    29731 SH       SOLE                    29731        0        0
ISHARES TR                     RUSL 2000 VALU   464287630     1051    13921 SH       SOLE                    13921        0        0
ISHARES TR                     RUSL 2000 GROW   464287648     1965    20621 SH       SOLE                    20621        0        0
ISHARES TR                     S&P NTL AMTFREE  464288414     8676    78415 SH       SOLE                    78415        0        0
ISHARES TR                     BARCLYS GOVT CR  464288596    21894   190596 SH       SOLE                   190596        0        0
ISHARES TR                     BARCLYS INTER CR 464288638      532     4778 SH       SOLE                     4778        0        0
ISHARES TR                     US PFD STK IDX   464288687      356     8984 SH       SOLE                     8984        0        0
ISHARES TR                     MSCI VAL IDX     464288877      511    10497 SH       SOLE                    10497        0        0
ISHARES TR                     BRC 0-5 YR TIP   46429B747     1289    12501 SH       SOLE                    12501        0        0
POWERSHARES DB CMDTY IDX TRA   UNIT BEN INT     73935S105     9456   340374 SH       SOLE                   340374        0        0
POWERSHARES ETF TR II          S&P500 LOW VOL   73937B779    46482  1679256 SH       SOLE                  1679256        0        0
POWERSHARES ETF TRUST II       SENIOR LN PORT   73936Q769    13340   534044 SH       SOLE                   534044        0        0
POWERSHARES QQQ TRUST          UNIT SER 1       73935A104    12814   196737 SH       SOLE                   196737        0        0
SCHWAB STRATEGIC TR            EMRG MKTEQ ETF   808524706     6300   238725 SH       SOLE                   238725        0        0
SCHWAB STRATEGIC TR            INTL EQTY ETF    808524805     6239   230129 SH       SOLE                   230129        0        0
SCHWAB STRATEGIC TR            US REIT ETF      808524847    10081   329026 SH       SOLE                   329026        0        0
SCHWAB STRATEGIC TR            US TIPS ETF      808524870    12939   221934 SH       SOLE                   221934        0        0
SPDR SERIES TRUST              NUVN BR SHT MUNI 78464A425     5690   234056 SH       SOLE                   234056        0        0
SPDR SERIES TRUST              DJ REIT ETF      78464A607      717     9833 SH       SOLE                     9833        0        0
SPDR SERIES TRUST              BARCLYS TIPS ETF 78464A656      443     7293 SH       SOLE                     7293        0        0
VANGUARD BD INDEX FD INC       SHORT TRM BOND   921937827      248     3058 SH       SOLE                     3058        0        0
VANGUARD INTL EQUITY INDEX F   MSCI EMR MKT ETF 922042858      329     7399 SH       SOLE                     7399        0        0
VANGUARD TAX MANAGED INTL FD   MSCI EAFE ETF    921943858      552    15670 SH       SOLE                    15670        0        0
WISDOMTREE TRUST               FUTRE STRAT FD   97717W125      667    16543 SH       SOLE                    16543        0        0
WISDOMTREE TRUST               DRYFS CURR ETF   97717W133     2862   135706 SH       SOLE                   135706        0        0
WISDOMTREE TRUST               EMG MKTS SMCAP   97717W281      852    17230 SH       SOLE                    17230        0        0
WISDOMTREE TRUST               EMERG MKTS ETF   97717W315    15961   279094 SH       SOLE                   279094        0        0
WISDOMTREE TRUST               SMLCAP EARN FD   97717W562    24663   434892 SH       SOLE                   434892        0        0
WISDOMTREE TRUST               MDCP EARN FUND   97717W570    39039   625822 SH       SOLE                   625822        0        0
WISDOMTREE TRUST               INTL SMCAP DIV   97717W760     8660   166121 SH       SOLE                   166121        0        0
WISDOMTREE TRUST               INTL MIDCAP DV   97717W778     1108    22038 SH       SOLE                    22038        0        0